Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table and accompanying information present the compensation reported in the Summary Compensation Table (SCT) and the compensation actually paid (CAP), as determined in accordance with SEC rules, for our principal executive officer (PEO) and, on average, for our other named executive officers (the Non-PEO NEOs) and certain measures of our financial performance for each of the years shown (dollars in thousands, except per share and total shareholder return (TSR) data):

			Average Summary	Average Summary	Value of Initial Fixed $100 Investment Based On			Company Selected Measure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Compensation Table Total for Non-PEO NEOs (1)	Compensation Actually Paid to Non-PEO NEOs (1)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Company Net Income	Adjusted EPS (5)
2022	$9,302	$8,003	$2,968	$2,625	$159	$92	$207,424	$6.81
2021	$10,687	$16,846	$2,622	$3,871	$170	$110	$256,295	$7.57
2020	$7,023	$8,493	$1,898	$2,140	$103	$89	$377,844	$7.26

(1)
Mr. Fisher was the PEO, and Mr. Chartier, Mr. Cunningham and Mr. Rahilly comprised the Non-PEO NEOs, for each of the years shown.
(2)
The table below shows the adjustments made to the compensation in the SCT for the PEO to derive CAP to the PEO. The dollar amounts reported for CAP do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Compensation Actually Paid to PEO
2022	$9,302	$(6,686)	$6,360	$(1,943)	$—	$970	$8,003
2021	$10,687	$(8,147)	$7,473	$5,746	$—	$1,087	$16,846
2020	$7,023	$(4,684)	$5,958	$671	$—	$(475)	$8,493

(3)
The table below shows the adjustments made to the average SCT compensation for the Non-PEO NEOs to derive average CAP to the Non-PEO NEOs. The dollar amounts reported for average CAP do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,968	$(1,894)	$1,747	$(383)	$—	$187	$2,625
2021	$2,622	$(1,589)	$1,458	$1,162	$—	$218	$3,871
2020	$1,898	$(936)	$1,191	$132	$—	$(145)	$2,140

(4)
The Company used the S&P Small Cap 600 Financials index as an industry-based index for peer group comparison to the Company’s TSR, which the Company also uses in its stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
(5)
Adjusted EPS is a non-GAAP financial measure used as the Company Selected Measure for compensation decisions. Management believes that Adjusted EPS is a meaningful and useful measure in understanding the activities and business metrics of the Company's operations and reflects an additional way of viewing our business that, when viewed with its GAAP results, provides a more complete understanding of factors and trends affecting its business. See “Compensation Discussion and Analysis—2022 Compensation for Named Executive Officers—Short-Term Incentive Compensation” for additional information, including a reconciliation of 2022 diluted EPS, calculated in accordance with GAAP, to 2022 Adjusted EPS.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	(1) Mr. Fisher was the PEO, and Mr. Chartier, Mr. Cunningham and Mr. Rahilly comprised the Non-PEO NEOs, for each of the years shown.
PEO Total Compensation Amount	$ 9,302,000	$ 10,687,000	$ 7,023,000
PEO Actually Paid Compensation Amount	$ 8,003,000	16,846,000	8,493,000
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The table below shows the adjustments made to the compensation in the SCT for the PEO to derive CAP to the PEO. The dollar amounts reported for CAP do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Compensation Actually Paid to PEO
2022	$9,302	$(6,686)	$6,360	$(1,943)	$—	$970	$8,003
2021	$10,687	$(8,147)	$7,473	$5,746	$—	$1,087	$16,846
2020	$7,023	$(4,684)	$5,958	$671	$—	$(475)	$8,493

Non-PEO NEO Average Total Compensation Amount	$ 2,968,000	2,622,000	1,898,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,625,000	3,871,000	2,140,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The table below shows the adjustments made to the average SCT compensation for the Non-PEO NEOs to derive average CAP to the Non-PEO NEOs. The dollar amounts reported for average CAP do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,968	$(1,894)	$1,747	$(383)	$—	$187	$2,625
2021	$2,622	$(1,589)	$1,458	$1,162	$—	$218	$3,871
2020	$1,898	$(936)	$1,191	$132	$—	$(145)	$2,140

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against Company TSR and the peer group TSR for the three fiscal years ended December 31, 2022:
Compensation Actually Paid vs. Net Income [Text Block]	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against net income for the three fiscal years ended December 31, 2022:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against Adjusted EPS (the Company Selected Measure) for the three fiscal years ended December 31, 2022:
Total Shareholder Return Vs Peer Group [Text Block]
(4)
The Company used the S&P Small Cap 600 Financials index as an industry-based index for peer group comparison to the Company’s TSR, which the Company also uses in its stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Tabular List [Table Text Block]

Performance Measures Used to Link Compensation Actually Paid to the PEO and Non-PEO NEOs for the Most Recently Completed Fiscal Year to Company Performance:
Adjusted EPS
Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 159	170	103
Peer Group Total Shareholder Return Amount	92	110	89
Net Income (Loss)	$ 207,424,000	$ 256,295,000	$ 377,844,000
Company Selected Measure Amount	6.81	7.57	7.26
PEO Name	Mr. Fisher	Mr. Fisher	Mr. Fisher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(5)
Adjusted EPS is a non-GAAP financial measure used as the Company Selected Measure for compensation decisions. Management believes that Adjusted EPS is a meaningful and useful measure in understanding the activities and business metrics of the Company's operations and reflects an additional way of viewing our business that, when viewed with its GAAP results, provides a more complete understanding of factors and trends affecting its business. See “Compensation Discussion and Analysis—2022 Compensation for Named Executive Officers—Short-Term Incentive Compensation” for additional information, including a reconciliation of 2022 diluted EPS, calculated in accordance with GAAP, to 2022 Adjusted EPS.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Summary Compensation Table Total for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,302,000	$ 10,687,000	$ 7,023,000
PEO [Member] | Less: Stock Awards & Option Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,686,000)	(8,147,000)	(4,684,000)
PEO [Member] | Add: YE FV of Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,360,000	7,473,000	5,958,000
PEO [Member] | Add: YoY inc (Dec) in FV for EOY Awards Granted in PYs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,943,000)	5,746,000	671,000
PEO [Member] | Add: Inc (dec) of Vest Date FV of PY Awards Vested in CY vs PY FV [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	970,000	1,087,000	(475,000)
PEO [Member] | Compensation Actually Paid to PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,003,000	16,846,000	8,493,000
Non-PEO NEO [Member] | Average Summary Compensation Table Total for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,968,000	2,622,000	1,898,000
Non-PEO NEO [Member] | Less: Stock Awards & Option Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,894,000)	(1,589,000)	(936,000)
Non-PEO NEO [Member] | Add: YE FV of Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,747,000	1,458,000	1,191,000
Non-PEO NEO [Member] | Add: YoY inc (Dec) in FV for EOY Awards Granted in PYs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(383,000)	1,162,000	132,000
Non-PEO NEO [Member] | Add: Inc (dec) of Vest Date FV of PY Awards Vested in CY vs PY FV [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,000	218,000	(145,000)
Non-PEO NEO [Member] | Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,625,000	$ 3,871,000	$ 2,140,000